Investment Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost
Due in one year or less	$ 24,894
Due after one year through five years	67,513
Due after five year through ten years	12,593
Due after ten years	829
Total	105,829
Asset-backed securities	130,179
Amortized Cost	236,008	$ 198,653
Fair Value
Due in one year or less	24,890
Due after one year through five years	67,614
Due after five year through ten years	12,871
Due after ten years	828
Total	106,203
Asset-backed securities	128,851
Fair value	$ 235,054	$ 198,998